Consolidated income statement - GBP (£) £ in Millions		6 Months Ended
		Sep. 30, 2018	Sep. 30, 2017
Statement1 [Line Items]
Revenue		£ 6,347	£ 6,684	[1]
Operating costs		(5,330)	(5,410)	[1]
Operating profit/(loss)		1,017	1,274	[1],[2]
Finance income		42	24	[1]
Finance costs		(562)	(538)	[1]
Share of post-tax results of joint ventures and associates		25	20	[1]
Profit/(loss) before tax		522	780	[1]
Tax		(93)	(153)	[1]
Profit/(loss) after tax from continuing operations		429	627	[1],[3]
Profit/(loss) after tax from discontinued operations		3	50	[1]
Total profit/(loss) for the period (continuing and discontinued)		432	677	[1]
Attributable To [Abstract]
Equity shareholders of the parent		431	676	[1]
Non-controlling interests	[4]	£ 1	£ 1	[1]
Earnings per share [abstract]
Basic earnings per share (continuing) (in GBP per share)		£ 0.127	£ 0.177	[1]
Diluted earnings per share (continuing) (in GBP per share)		0.126	0.176	[1]
Basic earnings per share (continuing and discontinued) (in GBP per share)		0.128	0.191	[1]
Diluted earnings per share (continuing and discontinued) (in GBP per share)		£ 0.127	£ 0.190	[1]
Before exceptional items and remeasurements [Member]
Statement1 [Line Items]
Revenue		£ 6,347	£ 6,684	[1]
Operating costs		(5,145)	(5,425)	[1]
Operating profit/(loss)		1,202	1,259	[1]
Finance income		42	24	[1]
Finance costs		(536)	(566)	[1]
Share of post-tax results of joint ventures and associates		25	20	[1]
Profit/(loss) before tax		733	737	[1]
Tax		(134)	(149)	[1]
Profit/(loss) after tax from continuing operations		599	588	[1]
Profit/(loss) after tax from discontinued operations		48	67	[1]
Total profit/(loss) for the period (continuing and discontinued)		647	655	[1]
Attributable To [Abstract]
Equity shareholders of the parent		646	654	[1]
Non-controlling interests	[4]	£ 1	£ 1	[1]
Earnings per share [abstract]
Basic earnings per share (continuing) (in GBP per share)		£ 0.178	£ 0.166
Diluted earnings per share (continuing) (in GBP per share)		0.177	0.165
Basic earnings per share (continuing and discontinued) (in GBP per share)		0.192	0.185
Diluted earnings per share (continuing and discontinued) (in GBP per share)		£ 0.191	£ 0.184
Exceptional items and remeasurements [Member]
Statement1 [Line Items]
Revenue		£ 0	£ 0	[1]
Operating costs		(185)	15	[1]
Operating profit/(loss)		(185)	15	[1]
Finance income		0	0	[1]
Finance costs		(26)	28	[1]
Share of post-tax results of joint ventures and associates		0	0	[1]
Profit/(loss) before tax		(211)	43	[1]
Tax		41	(4)	[1]
Profit/(loss) after tax from continuing operations		(170)	39	[1]
Profit/(loss) after tax from discontinued operations		(45)	(17)	[1]
Total profit/(loss) for the period (continuing and discontinued)		(215)	22	[1]
Attributable To [Abstract]
Equity shareholders of the parent		(215)	22	[1]
Non-controlling interests	[4]	£ 0	£ 0	[1]
Earnings per share [abstract]
Basic earnings per share (continuing) (in GBP per share)		£ (0.051)	£ 0.011
Diluted earnings per share (continuing) (in GBP per share)		(0.051)	0.011
Basic earnings per share (continuing and discontinued) (in GBP per share)		(0.064)	0.006
Diluted earnings per share (continuing and discontinued) (in GBP per share)		£ (0.064)	£ 0.006

[1]	Comparatives have been re-presented to reflect the classification of our retained interest in Quadgas HoldCo Limited as a discontinued operation in the current period (see note 6).
[2]	Comparatives have been re-presented to reflect the classification of our retained interest in Quadgas HoldCo Limited as a discontinued operation in the current period (see note 6).
[3]	Comparatives have been re-presented to reflect the classification of our retained interest in Quadgas HoldCo Limited as a discontinued operation in the current period (see note 6).
[4]	The non-controlling interests for the six month periods ended 30 September 2018 and 2017 relate to continuing operations.